Regulatory Requirements and Restrictions - Regulatory Capital (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Bank of America Corporation
Common Equity Tier 1 Capital [Abstract]
Ratio	12.30%
Amount	$ 155,361,000,000
Minimum Required	4.00%
Tier 1 Common Capital [Abstract]
Ratio		10.90%
Amount		141,522,000,000
Tier One Risk Based Capital [Abstract]
Ratio	13.40%	12.20%
Amount	168,973,000,000	157,742,000,000
Minimum Required	6.00%	6.00%
Capital [Abstract]
Ratio	16.50%	15.10%
Amount	208,670,000,000	196,567,000,000
Minimum Required	10.00%	10.00%
Tier One Leverage Capital [Abstract]
Ratio	8.20%	7.70%
Amount	168,973,000,000	157,742,000,000
Minimum Required	5.00%	5.00%
Risk Weighted Assets	1,262,000,000,000	1,298,000,000,000
Adjusted Quarterly Average Assets	2,060,000,000,000	2,052,000,000,000
Bank of America, N.A.
Common Equity Tier 1 Capital [Abstract]
Ratio	13.10%
Amount	145,150,000,000
Minimum Required	4.00%
Tier One Risk Based Capital [Abstract]
Ratio	13.10%	12.30%
Amount	145,150,000,000	125,886,000,000
Minimum Required	6.00%	6.00%
Capital [Abstract]
Ratio	14.60%	13.80%
Amount	161,623,000,000	141,232,000,000
Minimum Required	10.00%	10.00%
Tier One Leverage Capital [Abstract]
Ratio	9.60%	9.20%
Amount	145,150,000,000	125,886,000,000
Minimum Required	5.00%	5.00%
Risk Weighted Assets	1,105,000,000,000	1,020,000,000,000
Adjusted Quarterly Average Assets	$ 1,509,000,000,000	$ 1,368,000,000,000